Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts and Other Receivables [Line Items]
Notes receivable		$ 16
Trade accounts receivable	$ 75,946	61,293
Trade Accounts And Notes Receivable Gross Current	75,946	61,309
Allowance for doubtful accounts	(723)	(775)	$ (1,167)	$ (1,275)
Allowance for sales returns and discounts	(1,624)	(1,555)	$ (1,427)	$ (1,059)
Notes and accounts receivable, net	$ 73,599	$ 58,979